Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth certain information with respect to the company’s financial performance and the compensation paid to our named executive officers (or “NEOs”) for our fiscal years ending in 2023, 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Other NEOs(1)(2) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Total Shareholder Return(3) ($)	Peer Group (Industry Index) Total Shareholder Return(3)(4) ($)	Net Income ($ in millions)	Adjusted EBITDA(5) ($ in millions)
2023	10,248,697	10,343,854	4,129,627	4,162,643	171.61	159.64	923.0	1,428.3
2022	2,920,473	4,586,132	1,206,938	1,731,366	136.82	154.15	773.2	1,086.3
2021	2,618,648	3,775,304	1,143,263	1,577,661	88.61	106.04	6.4	543.0
2020	1,392,882	250,343	728,845	425,848	37.44	63.60	(906.0)	351.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2023 and 2022, the principal executive officer, or “PEO,” was Nick O’Grady and the non-PEO NEOs (the “Other NEOs”) were Adam Dirlam, President; Chad Allen, Chief Financial Officer; James Evans, Chief Technical Officer; and Erik Romslo, Chief Legal Officer & Secretary. For 2021 and 2020, the PEO was Nick O’Grady and the Other NEOs were Adam Dirlam, President; Chad Allen, Chief Financial Officer; Mike Kelly, Chief Strategy Officer; and Erik Romslo, Chief Legal Officer & Secretary.
Peer Group Issuers, Footnote	Our peer group used for this TSR calculation is the SPDR S&P Oil & Gas Exploration & Production ETF (the “XOP”), which is the industry index as disclosed in our 2023 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. In 2022, the industry index we used for these purposes was the NYSE Arca Oil Index (the “Arca Index”). We made the change to the XOP because we believe it is a more appropriate index for comparison. For purposes of comparison, the values in this column had we continued to use the Arca Index would have been as follows: 2020 - 69.00; 2021 - 89.50; 2022 - 125.98; 2023 - 138.11.
PEO Total Compensation Amount	$ 10,248,697	$ 2,920,473	$ 2,618,648	$ 1,392,882
PEO Actually Paid Compensation Amount	$ 10,343,854	4,586,132	3,775,304	250,343
Adjustment To PEO Compensation, Footnote	We did not report a change in pension value for any of the years reflected in this table. Therefore, a deduction from the Summary Compensation Table (or “SCT”), total related to pension value is not needed in calculating the Compensation Actually Paid amounts reflected in these columns. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our PEO and our Other NEOs (as an average) for 2023 is shown below:

	2023
Adjustments	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	10,248,697	4,129,627
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(8,115,550)	(3,189,433)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	8,043,504	3,164,673
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	324,306	102,635
Addition: Vesting date fair value of awards granted and vesting during such year	138,958	47,764
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(296,063)	(92,622)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	10,343,854	4,162,643

Non-PEO NEO Average Total Compensation Amount	$ 4,129,627	1,206,938	1,143,263	728,845
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,162,643	1,731,366	1,577,661	425,848
Adjustment to Non-PEO NEO Compensation Footnote	We did not report a change in pension value for any of the years reflected in this table. Therefore, a deduction from the Summary Compensation Table (or “SCT”), total related to pension value is not needed in calculating the Compensation Actually Paid amounts reflected in these columns. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our PEO and our Other NEOs (as an average) for 2023 is shown below:

	2023
Adjustments	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	10,248,697	4,129,627
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(8,115,550)	(3,189,433)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	8,043,504	3,164,673
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	324,306	102,635
Addition: Vesting date fair value of awards granted and vesting during such year	138,958	47,764
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(296,063)	(92,622)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	10,343,854	4,162,643

Compensation Actually Paid vs. Total Shareholder Return
_____________
(1)Total shareholder return in the above chart, in the case of both the company and the industry index, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
_____________
(1)Total shareholder return in the above chart, in the case of both the company and the industry index, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Tabular List, Table
The following table lists our most important financial performance measures used by us to link Compensation Actually Paid to the NEOs for fiscal year 2023 to our performance for fiscal year 2023. The performance measures included in this table are not ranked by relative importance.

Adjusted EBITDA
Absolute TSR
Relative TSR Percentile vs. Peer Group
Return on Capital Employed

Total Shareholder Return Amount	$ 171.61	136.82	88.61	37.44
Peer Group Total Shareholder Return Amount	159.64	154.15	106.04	63.60
Net Income (Loss)	$ 923,000,000.0	$ 773,200,000	$ 6,400,000	$ (906,000,000.0)
Company Selected Measure Amount	1,428.3	1,086.3	543.0	351.8
PEO Name	Nick O’Grady
Additional 402(v) Disclosure	Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for 2023 to our company’s performance, is our Adjusted EBITDA. We define Adjusted EBITDA as net income (loss) before (i) interest expense, (ii) income taxes, (iii) depreciation, depletion, amortization, and accretion, (iv) non-cash stock based compensation expense, (v) (gain) loss on the extinguishment of debt, (vi) contingent consideration (gain) loss, (vii) acquisition transaction expense, (viii) (gain) loss on unsettled interest rate derivatives, and (ix)(gain) loss on unsettled commodity derivatives. See Appendix B for additional information on our Adjusted EBITDA calculation.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR Percentile vs. Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed
PEO | Subtraction Stock Compensation Table Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,115,550)
PEO | Increase (Decrease) Fair Value At Year-End Of Awards Granted During Fiscal Year That Are Outstanding and Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,043,504
PEO | Increase (Decrease) Year Over Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,306
PEO | Increase Vesting Date Fair Value Of Awards Granted and Vesting During Such Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,958
PEO | Increase (Decrease) Change As Of Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(296,063)
PEO | Decrease Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Due To Dividends Or Other Earnings Paid On Stock Or Option Awards In Covered Year Prior To Vesting If Not Otherwise Included In Total Compensation For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Subtraction Stock Compensation Table Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,189,433)
Non-PEO NEO | Increase (Decrease) Fair Value At Year-End Of Awards Granted During Fiscal Year That Are Outstanding and Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,164,673
Non-PEO NEO | Increase (Decrease) Year Over Year Change In Fair Value Of Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,635
Non-PEO NEO | Increase Vesting Date Fair Value Of Awards Granted and Vesting During Such Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,764
Non-PEO NEO | Increase (Decrease) Change As Of Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,622)
Non-PEO NEO | Decrease Fair Value At End Of Prior Year Of Awards Granted In Any Prior Fiscal Year That Fail To Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Due To Dividends Or Other Earnings Paid On Stock Or Option Awards In Covered Year Prior To Vesting If Not Otherwise Included In Total Compensation For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0